Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of sales-type lease income

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Financing income	5,502,703	337,355	—	—

Schedule of future minimum rental payments for operating leases

	As of December 31,
	2022	2023
	RMB	RMB	US$
1 year (Including 1 year)	7,217,720	33,802,951	4,761,045
1 year to 2 years (Including 2 years)	418,138	23,258,088	3,275,833
2 years to 3 years (Including 3 years)	33,840	14,737,167	2,075,687
3 years to 4 years (Including 4 years)	1,151	4,802,888	676,473
4 years to 5 years (Including 5 years)	—	3,982,687	560,950
Over 5 years	—	934,146	131,572
Total lease payments	7,670,849	81,517,927	11,481,560
Less: imputed interest	933,684	11,820,823	1,664,928
Present value of lease liabilities	6,737,165	69,697,104	9,816,632

Schedule of operating lease supplemental cash flow information

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Cash payments for operating leases	49,405,583	25,839,863	3,639,469
Operating ROU assets released in exchange for operating lease liabilities	543,534,687	26,602,626	3,746,903
Operating ROU assets obtained in exchange for new operating lease liabilities	375,303,436	115,402,428	16,254,092